Commitments and Contingent Liabilities - Summary of Operating Lease and Other Commitments (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Lease And Other Commitments [Line Items]
Operating leases	€ 2,454	€ 2,841
Other commitments	2,240	2,465
Within 1 year [Member]
Disclosure Of Operating Lease And Other Commitments [Line Items]
Operating leases	418	457
Other commitments	1,274	1,204
Later than 1 year but not later than 5 years [Member]
Disclosure Of Operating Lease And Other Commitments [Line Items]
Operating leases	1,250	1,393
Other commitments	935	1,231
Later than 5 years [Member]
Disclosure Of Operating Lease And Other Commitments [Line Items]
Operating leases	786	991
Other commitments	€ 31	€ 30